Other financial and non-financial assets	12 Months Ended
Dec. 31, 2021
Entity [Table]
Other Financial And Non Financial Assets Explanatory [textblock]
Note 14

Other assets
a) Other financial assets measured at amortized cost
USD million 31.12.21 31.12.20
Debt securities 18,858 18,801
of which: government bills / bonds

9,833 9,789
Loans to financial advisors 2,453 2,569
Fee-

and commission-related receivables
1,972 2,014
Finance lease receivables 1,356 1,447
Settlement and clearing accounts

455 614
Accrued interest income 520 591
Other 594 1,158
Total other financial assets measured at amortized cost 26,209 27,194
b) Other non-financial assets
USD million 31.12.21 31.12.20
Precious metals and other physical commodities

5,258 6,264
Deposits and collateral provided in connection with litigation,

regulatory and similar matters
1
1,526 1,418
Prepaid expenses 1,108 1,081
VAT and other tax receivables 638 433
Properties and other non-current assets held for sale 32 246
Assets of disposal groups held for sale
2
1,093
Other

621 326
Total other non-financial assets 10,277 9,768
1 Refer to Note 18 for more information.

2 Refer to Note 30 for more information.

UBS AG [Member]
Entity [Table]
Other Financial And Non Financial Assets Explanatory [textblock]
Note 14

Other assets
a) Other financial assets measured at amortized cost
USD million 31.12.21 31.12.20
Debt securities 18,858 18,801
of which: government bills / bonds

9,833 9,789
Loans to financial advisors 2,453 2,569
Fee-

and commission-related receivables
1,966 2,014
Finance lease receivables 1,356 1,447
Settlement and clearing accounts

455 614
Accrued interest income 521 592
Other 627 1,182
Total other financial assets measured at amortized cost 26,236 27,219
b) Other non-financial assets
USD million 31.12.21 31.12.20
Precious metals and other physical commodities

5,258 6,264
Deposits and collateral provided in connection with litigation,

regulatory and similar matters
1
1,526 1,418
Prepaid expenses 717 731
VAT and other tax receivables 591 392
Properties and other non-current assets held for sale 32 246
Assets of disposal groups held for sale
2
1,093
Other

618 323
Total other non-financial assets 9,836 9,374
1 Refer to Note 18 for more information.

2 Refer to Note 30 for more information.